Consolidated Statements of Changes in Shareholders' (Deficit)/Equity ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Share Capital CNY (¥)	Share Premium CNY (¥)	Treasury Shares CNY (¥)	Share-Based Compensation Reserves CNY (¥)	Other Reserves CNY (¥)	Accumulated Losses CNY (¥)
Balance at Dec. 31, 2019	¥ (298,287)		¥ 21	¥ 38,123	¥ (1)	¥ 4,411	¥ (48,725)	¥ (292,116)
Comprehensive loss
Net loss	(779,225)							(779,225)
Exchange difference	47,032						47,032
Total comprehensive loss for the year	(732,193)						47,032	(779,225)
Transactions with owners
Issuance of shares to co-founders			1	3,343		(3,344)
Issuance of treasury shares			2		(2)
Share-based compensation	5,535					5,535
Total Transactions with owners	5,535		3	3,343	(2)	2,191
Balance at Dec. 31, 2020	(1,024,945)		24	41,466	(3)	6,602	(1,693)	(1,071,341)
Comprehensive loss
Net loss	(1,306,824)							(1,306,824)
Exchange difference	(37,038)						(37,038)
Total comprehensive loss for the year	(1,343,862)						(37,038)	(1,306,824)
Transactions with owners
Issuance of ordinary shares, net of issuance costs	1,305,819		14	1,305,805
Conversion from preferred shares to ordinary shares	2,743,625		28	2,743,597
Repurchase of ordinary shares value	(3,674)				(1,161)		(2,513)
Exercise of stock options	1,005			2,149		(1,144)
Issuance of shares to co-founders				1,417		(1,417)
Share-based compensation	57,863					57,863
Total Transactions with owners	4,104,638		42	4,052,968	(1,161)	55,302	(2,513)
Balance at Dec. 31, 2021	1,735,831		66	4,094,434	(1,164)	61,904	(41,244)	(2,378,165)
Comprehensive loss
Net loss	(797,055)	$ (114,444)						(797,055)
Unrealized losses from investments	(2,513)						(2,513)
Exchange difference	114,877						114,877
Total comprehensive loss for the year	(684,691)	(98,311)					112,364	(797,055)
Transactions with owners
Issuance of ordinary shares, net of issuance costs	132			132
Share-based compensation	45,598					45,598
Total Transactions with owners	45,730			132		45,598
Balance at Dec. 31, 2022	¥ 1,096,870	$ 157,492	¥ 66	¥ 4,094,566	¥ (1,164)	¥ 107,502	¥ 71,120	¥ (3,175,220)